Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Assets:
Cash and deposits with financial institutions	[1],[2]	$ 58,631	$ 67,249	$ 90,312
Trading assets	[2]	132,280	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	192,858	199,061	199,325
Derivative financial instruments	[2]	44,856	39,611	51,340
Customers' liability under acceptances	[2]	9,117	15,998	18,628
Liabilities:
Deposits	[2],[3]	942,028	939,773	952,333
Financial instruments designated at fair value through profit or loss	[2]	32,987	32,074	26,779
Acceptances	[2]	9,205	16,094	18,718
Obligations related to securities sold short	[2]	37,780	43,621	36,403
Derivative financial instruments	[2]	52,861	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	173,602	162,115	160,007
Subordinated debentures	[2]	8,129	7,984	9,693
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	[2]	58,631	67,249	90,312
Trading assets	[2]	132,280	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	192,858	199,061	199,325
Derivative financial instruments	[2]	44,856	39,611	51,340
Investment securities – FVOCI and FVTPL	[2]	112,739	106,153	86,253
Investment securities – amortized cost	[2]	32,045	34,106	31,984
Loans	[2]	753,526	743,892	750,911
Customers' liability under acceptances	[2]	9,117	15,998	18,628
Other financial assets	[2]	24,644	23,879	26,614
Liabilities:
Deposits	[2]	942,028	939,773	952,333
Financial instruments designated at fair value through profit or loss	[2]	32,987	32,074	26,779
Acceptances	[2]	9,205	16,094	18,718
Obligations related to securities sold short	[2]	37,780	43,621	36,403
Derivative financial instruments	[2]	52,861	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	173,602	162,115	160,007
Subordinated debentures	[2]	8,129	7,984	9,693
Other financial liabilities	[2]	45,634	47,910	51,302
At fair value [member]
Assets:
Cash and deposits with financial institutions	[2]	58,631	67,249	90,312
Trading assets	[2]	132,280	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	192,858	199,061	199,325
Derivative financial instruments	[2]	44,856	39,611	51,340
Investment securities – FVOCI and FVTPL	[2]	112,739	106,153	86,253
Investment securities – amortized cost	[2]	30,452	32,906	29,816
Loans	[2]	743,991	733,784	736,366
Customers' liability under acceptances	[2]	9,117	15,998	18,628
Other financial assets	[2]	24,644	23,879	26,614
Liabilities:
Deposits	[2]	935,374	932,140	942,112
Financial instruments designated at fair value through profit or loss	[2]	32,987	32,074	26,779
Acceptances	[2]	9,205	16,094	18,718
Obligations related to securities sold short	[2]	37,780	43,621	36,403
Derivative financial instruments	[2]	52,861	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	173,602	162,115	160,007
Subordinated debentures	[2]	8,017	7,896	9,358
Other financial liabilities	[2]	$ 44,623	$ 46,496	$ 49,363

[1]	Net of allowances of $3 (January 31, 2024 – $6; October 31, 2023 – $7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Deposits denominated in U.S. dollars amount to $304,171 (January 31, 2024 – $306,198; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $19,590 (January 31, 2024 – $18,559; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $39,429 (January 31, 2024 – $38,651; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,707 (January 31, 2024 – $116,160; October 31, 2023 – $116,926).